Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 407,733	$ 458,116
Value-added and other tax receivables	14,986	11,955
Other	78,206	81,296
Trade and other receivables	$ 500,925	$ 551,367